SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Raw materials	$ 1,286	$ 1,276	$ 781
Work in process	81	80	81
Finished goods	22	7	17
Inventory reserve	(758)	(758)	(831)
Total	$ 631	$ 605	$ 48